Risk/Return Detail Data - FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO	Mar. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity School Street Trust
FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO | Fidelity Series International Developed Markets Bond Index Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Series International Developed Markets Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Series International Developed Markets Bond Index Fund seeks to provide a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.01%
Fee waiver and/or expense reimbursement	none	[1],[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	none
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2028
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17 % of the average value of its portfolio.
Portfolio Turnover, Rate	17.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
1 year	none
3 years	none
5 years	2
10 years	$ 9
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in debt securities included in the Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD) . The index is a multi-currency benchmark that includes fixed-rate treasury securities from developed markets issuers while excluding USD denominated debt. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD) using a smaller number of securities. Hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	6.62%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(5.42%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO | Fidelity Series International Developed Markets Bond Index Fund | Fidelity Series International Developed Markets Bond Index Fund
Risk/Return:
Annual Return, Inception Date	Aug. 31, 2021
2022	(13.79%)
2023	7.99%
2024	2.91%
FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO | Fidelity Series International Developed Markets Bond Index Fund | Return Before Taxes | Fidelity Series International Developed Markets Bond Index Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	2.91%
Since Inception	(1.76%)	[3]
FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO | Fidelity Series International Developed Markets Bond Index Fund | After Taxes on Distributions | Fidelity Series International Developed Markets Bond Index Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	1.46%
Since Inception	(2.73%)	[3]
FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO | Fidelity Series International Developed Markets Bond Index Fund | After Taxes on Distributions and Sales | Fidelity Series International Developed Markets Bond Index Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	1.74%
Since Inception	(1.74%)	[3]
FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO | Fidelity Series International Developed Markets Bond Index Fund | IXW82
Risk/Return:
Label	Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD)
Past 1 year	2.95%
Since Inception	(1.57%)
FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO | Fidelity Series International Developed Markets Bond Index Fund | LB135
Risk/Return:
Label	Bloomberg Global Aggregate Bond Index
Past 1 year	(1.69%)
Since Inception	(4.79%)

[1]	B Fee waiver and/or expense reimbursement represents less than 0.005%. Total annual operating expenses after fee waiver and/or expense reimbursement does not sum due to rounding.
[2]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, fees and expenses of the Independent Trustees, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.003% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through April 30, 2028 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[3]	A From August 31, 2021 .